Subordinated Notes and Debentures	12 Months Ended
Oct. 31, 2024
Subordinated Notes and Debentures [Abstract]
Subordinated Notes and Debenture
NOTE 19: SUBORDINATED NOTES AND DEBENTURES
Subordinated notes and debentures are

direct unsecured obligations of the Bank

or its subsidiaries and are subordinated in

right of payment to the claims of
depositors and certain other creditors. Redemptions,

cancellations, exchanges, and modifications

of subordinated debentures qualifying

as regulatory capital are
subject to the consent and approval of OSFI.
Subordinated Notes and Debentures
(millions of Canadian dollars, except

as noted)
As at
Earliest par
Interest Reset redemption October 31 October 31
Maturity date rate (%) spread (%) date 2024 2023
May 26, 2025 9.150 n/a – $ 200 $ 196
July 25, 2029
1
3.224
2,3
1.250
2
July 25, 2024 – 1,513
April 22, 2030 1 3.105 2 2.160 2 April 22, 2025 2,989 3,005
March 4, 2031 1 4.859 2 3.490 2 March 4, 2026 1,257 1,246
September 15, 2031 1 3.625 4 2.205 4 September 15, 2026 2,045 2,018
January 26, 2032 1 3.060 2 1.330 2 January 26, 2027 1,637 1,642
April 9, 2034
1
5.177
5
1.530
5
April 9, 2029 1,803 –
September 10, 2034
1
5.146
6
1.500 September 10, 2029 1,359 –
October 30, 2034 1 1.601 7 1.032 October 30, 2029 183 –
Total $ 11,473 $ 9,620
1
The subordinated notes and debentures include non-viability contingent capital (NVCC) provisions and qualify as regulatory capital under OSFI’s Capital Adequacy Requirements (CAR)
guideline. Refer to Note 20 for further details.
2

Interest rate is for the period to but excluding the earliest par redemption date, and thereafter,

it will be reset at a rate of three-month bankers’ acceptance rate (as such term is defined in the applicable offering document) plus the reset spread noted.
3 On July 25, 2024, the Bank redeemed all of its outstanding $ 1.5 billion
3.224 % medium-term notes due July 25, 2029, at a redemption price of 100 per cent of the principal amount, plus
accrued and unpaid interest to, but excluding, the redemption date.
4
Interest rate is for the period to but excluding the earliest par redemption date, and thereafter,

it will be reset at a rate of
5-year Mid-Swap Rate

plus the reset spread noted.
5
Interest rate is for the period to but excluding the earliest par redemption date, and thereafter,

it will be reset at Daily Compounded Canadian Overnight Repo Rate Average

plus the reset
spread noted.
6
Interest rate is for the period to but excluding the earliest par redemption date, and thereafter,

it will be reset at the prevailing
5-year U.S. Treasury Rate

plus the reset spread noted.
7
Interest rate is for the period to but excluding the earliest par redemption date, and thereafter,

it will be reset at the Japanese government bond yield plus the reset spread noted.